RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
The following tables summarize other transactions and balances the partnership has entered into with related parties:

	Three months ended June 30,		Six months ended June 30,
(US$ MILLIONS)	2021	2020	2021	2020
Transactions during the period
Business services revenues (1)	$133	$144	$287	$264
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(1) Within the partnership’s business services segment, the partnership provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Balances at end of period
Accounts and other receivable, net	$155	$98
Accounts payable and other	$234	$97